Property and equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	€ 45,797	€ 42,477
Property and equipment, net	8,210	10,079
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	54,007	52,556
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,121	4,117
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31,366	30,065
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,478	15,375
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	€ 3,042	€ 2,999